Merger - Schedule of Financial Information for Former TCNB Financial Corp Included in Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net interest income after provision for loan losses										$ 54,502	$ 51,559	$ 46,192
Noninterest income										16,334	16,132	14,278
Net income	$ 3,981	$ 3,660	$ 3,596	$ 4,635	$ 3,631	$ 3,680	$ 5,181	$ 4,725		$ 15,872	$ 17,217	$ 12,745
Former TCNB Financial Corp [Member]
Business Acquisition [Line Items]
Net interest income after provision for loan losses									$ 3,155
Noninterest income									138
Net income									$ 1,282